Fair Value Measurements	12 Months Ended
Aug. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
(9)      Fair Value Measurements

The Company measures its assets and liabilities in accordance with ASC Topic 820, Fair Value Measurements and Disclosures.  ASC Topic 820 defines fair value as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  In addition, it establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels:

Level 1 -	Quoted prices in active markets that are accessible at the measurement date for identical assets and liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2 -	Observable inputs other than quoted prices in active markets.
Level 3 -	Unobservable inputs for which there is little or no market data available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,030	$1,030	$-	$-
Interest rate swaps	44	-	44	-

Interest rate swaps are valued using six-month LIBOR in arrears rates.  See Note 8 for additional disclosure regarding financial instruments.

Assets measured at fair value on a non-recurring basis were as follows (in millions):

	August 31, 2010	Level 1	Level 2	Level 3
Assets:
Goodwill	$3	-	-	$3

Goodwill for the Company’s Long-Term Care Pharmacy with a carrying value of $19 million was written down to its implied fair value of $3 million in fiscal year 2010.  The impairment resulted in a $16 million charge and added a $6 million deferred tax asset.  The determination of fair value was based on an asset sale agreement with Omnicare, Inc., which was signed on August 31, 2010.  See Note 5 for further discussion on the impairment.

The Company reports its debt instruments under the guidance of ASC Topic 825, Financial Instruments, which requires disclosure of the fair value of the Company’s debt in the footnotes to the consolidated condensed financial statements.